Note 27 - Share premium	12 Months Ended
Dec. 31, 2017
Share premium
Disclosure of Share Premium

Share premium

As of December 31, 2017, 2016 and 2015, the balance under this heading in the accompanying consolidated balance sheets was €23,992 million.

The amended Spanish Corporation Act expressly permits the use of the share premium balance to increase capital and establishes no specific restrictions as to its use (see Note 26)